Financial Instruments and Risk Management (Details) - Schedule of fair value of financial instrument - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments and Risk Management (Details) - Schedule of fair value of financial instrument [Line Items]
Derivative liabilities – warrants	$ (1,261)	$ (359)
Convertible securities	(7,242)	(194)
Total	(8,503)	(553)
Level 1 [Member]
Financial Instruments and Risk Management (Details) - Schedule of fair value of financial instrument [Line Items]
Derivative liabilities – warrants
Convertible securities
Total
Level 2 [Member]
Financial Instruments and Risk Management (Details) - Schedule of fair value of financial instrument [Line Items]
Derivative liabilities – warrants
Convertible securities
Total
Level 3 [Member]
Financial Instruments and Risk Management (Details) - Schedule of fair value of financial instrument [Line Items]
Derivative liabilities – warrants	(1,261)	(359)
Convertible securities	(7,242)	(194)
Total	$ (8,503)	$ (553)